Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT SERIES FUND INC
Entity Central Index Key	0000855396
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000020055
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Portfolio for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VC	$44	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[1]
AssetsNet	$ 1,204,819,667
Holdings Count | Holding	915
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$1,204,819,667
# of Portfolio Holdings	915
Portfolio Turnover Rate	156%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.07%
Common Stocks	4.79%
Corporate Bonds	60.36%
Floating Rate Loans	1.55%
Foreign Government Obligations	6.04%
Government Sponsored Enterprises Pass-Throughs	11.58%
Investments in Affiliated Funds	1.23%
Municipal Bonds	0.48%
Non-Agency Commercial Mortgage-Backed Securities	3.92%
Preferred Stocks	0.08%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.33%
Money Market FundsFootnote Reference†	2.31%
Time DepositsFootnote Reference†	0.26%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000087850
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Portfolio for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VC	$61	1.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.04%	[2]
AssetsNet	$ 79,448,007
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$79,448,007
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	5.43%
Consumer Staples	0.85%
Financials	2.89%
Health Care	19.20%
Industrials	30.29%
Information Technology	31.50%
Repurchase Agreements	1.60%
Money Market FundsFootnote Reference†	6.04%
Time DepositsFootnote Reference†	0.67%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000020054
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Portfolio for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VC	$51	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[3]
AssetsNet	$ 200,915,792
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$200,915,792
# of Portfolio Holdings	51
Portfolio Turnover Rate	20%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.87%
Consumer Discretionary	5.08%
Consumer Staples	5.81%
Energy	5.83%
Financials	16.10%
Health Care	11.43%
Industrials	10.70%
Information Technology	30.34%
Materials	5.49%
Utilities	4.30%
Repurchase Agreements	1.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000020053
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Portfolio for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VC	$57	1.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%	[4]
AssetsNet	$ 212,528,738
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$212,528,738
# of Portfolio Holdings	57
Portfolio Turnover Rate	31%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.72%
Consumer Discretionary	6.71%
Consumer Staples	1.87%
Energy	7.46%
Financials	21.43%
Health Care	12.00%
Industrials	13.72%
Information Technology	21.15%
Materials	4.54%
Real Estate	1.58%
Utilities	4.49%
Repurchase Agreements	0.33%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000020056
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth and Income Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth and Income Portfolio for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VC	$47	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[5]
AssetsNet	$ 492,495,687
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$492,495,687
# of Portfolio Holdings	58
Portfolio Turnover Rate	26%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.58%
Consumer Discretionary	6.72%
Consumer Staples	1.89%
Energy	7.43%
Financials	20.33%
Health Care	14.28%
Industrials	14.39%
Information Technology	18.93%
Materials	4.48%
Real Estate	1.50%
Utilities	4.02%
Repurchase Agreements	0.48%
Money Market FundsFootnote Reference†	0.87%
Time DepositsFootnote Reference†	0.10%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000020057
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Portfolio for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VC	$62	1.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.13%	[6]
AssetsNet	$ 84,885,384
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$84,885,384
# of Portfolio Holdings	80
Portfolio Turnover Rate	68%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.56%
Consumer Discretionary	9.03%
Energy	1.74%
Financials	5.01%
Health Care	10.43%
Industrials	34.09%
Information Technology	29.74%
Repurchase Agreements	3.57%
Money Market FundsFootnote Reference†	2.55%
Time DepositsFootnote Reference†	0.28%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000020060
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Portfolio for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VC	$60	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%	[7]
AssetsNet	$ 256,432,158
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$256,432,158
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.85%
Consumer Discretionary	6.43%
Consumer Staples	2.96%
Energy	5.98%
Financials	16.82%
Health Care	11.34%
Industrials	19.96%
Information Technology	21.33%
Materials	6.00%
Real Estate	1.58%
Utilities	6.25%
Repurchase Agreements	0.50%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000272081
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Portfolio for the period of May 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.42%	[8]
AssetsNet	$ 167,980,316
Holdings Count | Holding	841
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$167,980,316
# of Portfolio Holdings	841
Portfolio Turnover Rate	84%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	21.37%
Convertible Bonds	0.04%
Corporate Bonds	55.45%
Floating Rate Loans	4.29%
Foreign Government Obligations	1.91%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.03%
Government Sponsored Enterprises Pass-Throughs	5.06%
Municipal Bonds	0.13%
Non-Agency Commercial Mortgage-Backed Securities	7.68%
U.S. Treasury Obligations	3.52%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000139705
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Portfolio for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VC	$39	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[9]
AssetsNet	$ 167,980,316
Holdings Count | Holding	841
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$167,980,316
# of Portfolio Holdings	841
Portfolio Turnover Rate	84%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	21.37%
Convertible Bonds	0.04%
Corporate Bonds	55.45%
Floating Rate Loans	4.29%
Foreign Government Obligations	1.91%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.03%
Government Sponsored Enterprises Pass-Throughs	5.06%
Municipal Bonds	0.13%
Non-Agency Commercial Mortgage-Backed Securities	7.68%
U.S. Treasury Obligations	3.52%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

C000087852
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Portfolio for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VC	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[10]
AssetsNet	$ 657,753,340
Holdings Count | Holding	567
InvestmentCompanyPortfolioTurnover	200.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$657,753,340
# of Portfolio Holdings	567
Portfolio Turnover Rate	200%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.43%
Common Stocks	0.01%
Corporate Bonds	34.62%
Floating Rate Loans	1.53%
Foreign Government Obligations	1.47%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.59%
Government Sponsored Enterprises Pass-Throughs	22.37%
Government Sponsored Enterprises Securities	0.80%
Non-Agency Commercial Mortgage-Backed Securities	9.05%
U.S. Treasury Obligations	15.08%
Repurchase Agreements	1.02%
Money Market FundsFootnote Reference**	0.03%
Time DepositsFootnote Reference**	0.00%Footnote Reference†
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.
Footnote†	Amount is less than 0.01%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.